Income Taxes - Net Income Before Tax Split (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Tax Examination [Line Items]
Income before income taxes	$ 275.6	$ 136.4	$ 2,047.2
United Kingdom
Income Tax Examination [Line Items]
Income before income taxes	134.1	76.1	1,687.4
Bermuda
Income Tax Examination [Line Items]
Income before income taxes	152.6	67.0	341.2
Republic of Ireland
Income Tax Examination [Line Items]
Income before income taxes	$ (11.1)	$ (6.7)	$ 18.6